UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08012
Government Obligations Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2005

Item 1. Schedule of Investments

Government Obligations Portfolio                                                                                                        as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 117.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2011	$7	$6,940
6.00%, with various maturities to 2026	1,837	1,889,456
6.25%, with maturity at 2008	3	3,216
6.50%, with various maturities to 2024	35,745	37,273,092
6.87%, with maturity at 2024	840	887,229
7.00%, with various maturities to 2026	26,922	28,474,218
7.09%, with maturity at 2023	2,351	2,497,867
7.25%, with maturity at 2022	3,512	3,744,244
7.31%, with maturity at 2027	908	968,239
7.50%, with various maturities to 2028	14,177	15,191,699
7.63%, with maturity at 2019	1,474	1,581,981
7.75%, with various maturities to 2018	111	118,083
7.78%, with maturity at 2022	350	377,959
7.85%, with maturity at 2020	1,154	1,247,597
8.00%, with various maturities to 2028	49,904	53,602,779
8.13%, with maturity at 2019	2,241	2,436,436
8.15%, with various maturities to 2021	831	890,758
8.25%, with various maturities to 2017	1,388	1,447,135
8.50%, with various maturities to 2027	16,571	17,972,953
8.75%, with various maturities to 2016	928	959,284
9.00%, with various maturities to 2032	42,393	46,954,985
9.25%, with various maturities to 2017	1,980	2,110,811
9.50%, with various maturities to 2026	9,983	11,102,439
9.75%, with various maturities to 2018	679	718,291
10.00%, with various maturities to 2025	10,818	12,326,590
10.50%, with various maturities to 2021	6,401	7,400,857
10.75%, with maturity at 2011	240	259,667
11.00%, with various maturities to 2021	9,574	11,058,204
11.25%, with maturity at 2014	208	229,918
11.50%, with various maturities to 2019	4,779	5,489,458
11.75%, with maturity at 2011	156	172,674
12.00%, with various maturities to 2019	1,864	2,188,495
12.25%, with various maturities to 2019	216	246,988
12.50%, with various maturities to 2019	3,949	4,575,952
12.75%, with various maturities to 2015	52	60,902
13.00%, with various maturities to 2019	582	687,114
13.25%, with various maturities to 2019	76	89,621
13.50%, with various maturities to 2019	1,036	1,208,868
14.00%, with various maturities to 2016	217	255,717
14.50%, with various maturities to 2014	26	32,525
14.75%, with maturity at 2010	68	77,180
15.00%, with various maturities to 2013	477	574,631

15.25%, with maturity at 2012	$29	$35,894
15.50%, with maturity at 2011	11	13,254
16.00%, with maturity at 2012	36	43,821
16.25%, with various maturities to 2012	20	23,905
		$279,509,926
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	6	5,450
3.475%, with maturity at 2035 (1)	5,161	5,216,062
3.644%, with maturity at 2020 (1)	10,688	10,844,977
3.669%, with maturity at 2036 (1)	5,274	5,329,635
4.15%, with maturity at 2036 (1)	2,124	2,151,606
5.25%, with maturity at 2006	3	3,234
6.00%, with various maturities to 2024	1,464	1,501,273
6.50%, with various maturities to 2026 (2)	119,313	124,328,540
7.00%, with various maturities to 2029	62,902	66,506,334
7.25%, with various maturities to 2023	275	285,794
7.50%, with various maturities to 2029	34,842	37,175,682
7.75%, with maturity at 2008	54	55,649
7.875%, with maturity at 2021	2,128	2,305,660
7.979%, with maturity at 2030	194	209,419
8.00%, with various maturities to 2027	36,821	39,820,171
8.25%, with various maturities to 2025	1,932	2,054,746
8.33%, with maturity at 2020	1,069	1,169,458
8.50%, with various maturities to 2027	17,717	19,237,804
8.679%, with maturity at 2021	836	914,055
8.75%, with various maturities to 2017	1,129	1,177,940
8.91%, with maturity at 2010	306	323,133
9.00%, with various maturities to 2030	7,450	8,079,345
9.125%, with maturity at 2011	191	203,838
9.25%, with various maturities to 2016	357	377,041
9.50%, with various maturities to 2030	9,196	10,170,007
9.75%, with maturity at 2019	58	65,883
9.851%, with maturity at 2021	279	314,648
9.892%, with maturity at 2025	203	227,955
10.00%, with various maturities to 2027	8,703	9,862,295
10.151%, with maturity at 2021	209	242,779
10.153%, with maturity at 2023	359	414,593
10.388%, with maturity at 2020	324	364,484
10.406%, with maturity at 2021	408	469,133
10.50%, with various maturities to 2025	2,706	3,060,627
10.646%, with maturity at 2025	215	244,411
11.00%, with various maturities to 2025	4,482	5,142,715
11.243%, with maturity at 2019	257	295,920
11.50%, with various maturities to 2020	3,002	3,445,706
11.591%, with maturity at 2018	570	660,267
11.75%, with various maturities to 2017	385	445,528

12.00%, with various maturities to 2019	$6,800	$7,942,239
12.061%, with maturity at 2025	166	194,800
12.25%, with various maturities to 2015	315	366,533
12.406%, with maturity at 2021	254	296,474
12.50%, with various maturities to 2021	1,953	2,271,385
12.697%, with maturity at 2015	537	638,076
12.75%, with various maturities to 2015	453	527,180
13.00%, with various maturities to 2019	1,217	1,405,619
13.25%, with various maturities to 2015	355	414,783
13.50%, with various maturities to 2015	948	1,134,212
13.75%, with maturity at 2011	10	12,164
14.00%, with maturity at 2014	29	34,440
14.50%, with maturity at 2014	32	39,938
14.75%, with maturity at 2012	716	857,312
15.00%, with various maturities to 2013	796	968,717
15.50%, with maturity at 2012	106	129,925
15.75%, with maturity at 2011	4	4,501
16.00%, with maturity at 2012	361	443,509
		$382,385,604
Government National Mortgage Assn.:
6.50%, with various maturities to 2026 (2)	131,806	137,468,954
7.00%, with various maturities to 2025 (2)	63,241	66,874,614
7.25%, with various maturities to 2022	215	229,405
7.50%, with various maturities to 2024	18,089	19,251,138
8.00%, with various maturities to 2027	40,085	43,288,286
8.25%, with various maturities to 2019	406	440,448
8.30%, with maturity at 2020	187	204,502
8.50%, with various maturities to 2018	6,974	7,586,130
9.00%, with various maturities to 2027	23,614	26,276,658
9.50%, with various maturities to 2026 (2)	17,892	19,940,680
10.00%, with various maturities to 2025	6,208	6,995,612
10.50%, with various maturities to 2020	6,083	7,011,765
11.00%, with various maturities to 2020	2,145	2,498,501
11.50%, with maturity at 2013	28	32,291
12.00%, with various maturities to 2015	2,039	2,386,326
12.50%, with various maturities to 2019	811	950,447
13.00%, with various maturities to 2014	213	251,980
13.50%, with maturity at 2011	8	9,475
14.50%, with maturity at 2014	7	8,575
15.00%, with various maturities to 2013	193	238,503
16.00%, with various maturities to 2012	48	58,494
		$342,002,784

Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1577, Class PH, 6.30%, due 2023	$1,369	$1,385,708
Federal Home Loan Mortgage Corp., Series 1666, Class H, 6.25%, due 2023	3,118	3,195,940
Federal Home Loan Mortgage Corp., Series 1671, Class HA, 4.01%, due 2024 (3)	2,500	2,507,776
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	5,172	5,409,957
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	2,708	2,775,087
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	8,189	8,409,982
Federal Home Loan Mortgage Corp., Series 24, Class ZE, 6.25%, due 2023	1,078	1,117,687
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	864	907,598
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,954	2,054,274
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,618	1,720,259
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	1,302	1,354,726
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	3,920	4,143,735
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	7,039	7,558,525
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	3,315	3,546,220
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	1,150	1,279,471
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	1,424	1,537,830
Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, due 2023	5,013	5,256,217
		$54,160,992
Total Mortgage Pass-Throughs (identified cost $1,066,208,779)		$1,058,059,306

U.S. Treasury Obligations — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (4)	$6,000	$7,855,080
Total U.S. Treasury Obligations (identified cost, $6,263,759)		$7,855,080

Short-Term Investments — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	$6,780	$6,780,000
Total Short-Term Investments (at amortized cost, $6,780,000)		$6,780,000
Total Investments — 119.5% (identified cost $1,079,252,538)		$1,072,694,386
Other Assets, Less Liabilities — (19.5)%		$(174,999,700)
Net Assets — 100.0%		$897,694,686

(1)	Adjustable rate mortgage.
(2)	All or a portion of these securities were on loan at July 31, 2005.
(3)	Floating-rate secuirty
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at July 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/05	500 U.S. Treasury Note	Short	$(54,347,655)	$(53,601,565)	$746,090

At July 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,079,317,433
Gross unrealized appreciation	$5,088,214
Gross unrealized depreciation	(11,711,261)
Net unrealized depreciation	$(6,623,047)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer
Date:	September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer
Date:	September 13, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 13, 2005